TAXATION (Details 1)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Pre-tax income (loss) from domestic (PRC) entities	¥ 248,923,620		¥ 5,669,944	¥ (75,910,255)
Pre-tax income (loss) from foreign (non-PRC) entities	(209,177,533)		778,156,851	(15,323,525)
Income (loss) before income taxes	39,746,087	$ 5,724,627	783,826,795	(91,233,780)
Current income tax expense
Domestic (PRC) entities	3,049,504		1,408,703	1,911,657
Foreign (non-PRC) entities
Total	3,049,504		1,408,703	1,911,657
Deferred income tax expense
Domestic (PRC) entities	(2,489,648)
Foreign (non-PRC) entities
Total	(2,489,648)	(358,584)
Income tax expense (excluding withholding tax)
Domestic (PRC) entities	559,855		1,408,703	1,911,657
Withholding tax
Foreign (non-PRC) entities	6,051,116		86,079,287
Total income tax expense	¥ 6,610,971	$ 952,178	¥ 87,487,990	¥ 1,911,657